Sales of Receivables - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014 Customer Bank	Sep. 30, 2013	Dec. 31, 2013
Receivables [Abstract]
Number of customers			7
Number of banks			8
Amount of receivables sold through factoring arrangements	$ 113.6	$ 93.1	$ 330.9	$ 270.5
Amount of additional outstanding receivables of factoring arrangements	308.4		308.4		261.1
Discount on receivables sold through factoring arrangements	$ 1.7	$ 1.4	$ 4.7	$ 4.0